Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development		$ 2,819	$ 2,766
General and administrative		6,600	1,683
Origination cost of prepaid forward contracts		2,190	0
Total operating expenses		11,609	4,449
Loss from operations		(11,609)	(4,449)
Other income (expense), net
Interest expense		(630)	(212)
Other income		0	91
Change in fair value of convertible notes derivative liability		(602)	(27)
Change in fair value of forward option-prepaid forward contracts		(10,170)	0
Loss on sale of recycled shares		(1)	0
Total other expense, net		(11,403)	(148)
Loss before income tax provision (benefit)		(23,012)	(4,597)
Income tax provision (benefit)		1	(1)
Net loss		$ (23,013)	$ (4,596)
Net loss per share:
Net loss per share of common stock, basic		$ (2.8)	$ (0.63)
Diluted net loss per share		$ (2.8)	$ (0.63)
Weighted-average shares outstanding - basic	[1]	8,211,256	7,238,767
Weighted-average shares outstanding - diluted	[1]	8,211,256	7,238,767

[1]	Retroactively restated to give effect to the reverse recapitalization